Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 19	Supplemental Cash Flow Information
Non-cash investing activities include $94 million, $106 million and $326 million related to mergers and exchanges completed with equity securities, fixed income securities and limited partnerships, and modifications of certain mortgage loans and other investments in 2018, 2017 and 2016, respectively. Non-cash financing activities include $32 million, $43 million and $41 million related to the issuance of Allstate common shares for vested equity awards in 2018, 2017 and 2016, respectively. Non-cash financing activities also included $90 million and $34 million related to debt acquired in conjunction with purchases of investments in 2017 and 2016, respectively.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $1.44 billion as of December 31, 2018, and $1.12 billion as of both December 31, 2017 and 2016, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for OTC and cleared derivatives were $21 million, $3 million and $5 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses or other investments.
The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds as follows:

	For the years ended December 31,
($ in millions)	2018	2017	2016
Net change in proceeds managed
Net change in fixed income securities	$234	$259	$(584)
Net change in short-term investments	(568)	(255)	295
Operating cash flow (used) provided	(334)	4	(289)
Net change in cash	—	1	—
Net change in proceeds managed	$(334)	$5	$(289)

Cash flows from operating activities
Net change in liabilities
Liabilities for collateral, beginning of year	$(1,124)	$(1,129)	$(840)
Liabilities for collateral, end of year	(1,458)	(1,124)	(1,129)
Operating cash flow provided (used)	$334	$(5)	$289